ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	123,000	$6,108,180
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	62,191	3,135,048
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	66,537	3,066,025
iShares 5-10 Year Investment Grade Corporate Bond ETF	117,470	6,302,265
Janus Henderson AAA CLO ETF	70,930	3,604,663
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	78,310	3,667,257
Schwab High Yield Bond ETF	200,329	5,322,742
SPDR Bloomberg Investment Grade Floating Rate ETF	83,435	2,572,301
SPDR Portfolio High Yield Bond ETF	109,675	2,614,652
SPDR Portfolio Intermediate Term Corporate Bond ETF	230,830	7,792,821
SPDR Portfolio Long Term Treasury ETF	37,925	994,393
SPDR Portfolio Short Term Corporate Bond ETF	51,045	1,544,622
SPDR Portfolio Short Term Treasury ETF	174,250	5,112,495
TOTAL EXCHANGE TRADED FUNDS (Cost $51,114,958)		51,837,464

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.22%(a)	29,817	29,817
TOTAL MONEY MARKET FUNDS (Cost $29,817)		29,817

TOTAL INVESTMENTS - 100.0% (Cost $51,144,775)		$51,867,281
Liabilities in Excess of Other Assets - (0.0)% (b)		(19,953)
TOTAL NET ASSETS - 100.0%		$51,847,328

Percentages are stated as a percent of net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

EA Astoria Dyanmic Core US Fixed Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$51,837,464	$—	$—	$51,837,464
Money Market Funds	29,817	—	—	29,817
Total Investments	$51,867,281	$—	$—	$51,867,281
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

2